CONVERTIBLE NOTES (Details Textual)							1 Months Ended										3 Months Ended	12 Months Ended
	Dec. 10, 2015 USD ($)	Dec. 09, 2015 USD ($)	Mar. 12, 2015 USD ($)	Mar. 12, 2015 USD ($)	Dec. 10, 2014 USD ($) $ / shares	Aug. 06, 2014 USD ($) $ / shares	Jul. 15, 2015 USD ($)	Feb. 20, 2015 USD ($)	Feb. 15, 2015 USD ($)	Jan. 30, 2015 USD ($)	Jan. 26, 2015 USD ($)	Nov. 17, 2014 USD ($)	Jul. 02, 2014 USD ($) $ / shares shares	May 30, 2014 USD ($)	May 29, 2014 USD ($)	Sep. 30, 2013 USD ($) $ / shares shares	Sep. 30, 2013 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 30, 2015 USD ($)	Oct. 28, 2015 USD ($)	Jun. 04, 2015 USD ($)	Dec. 09, 2014 $ / shares	Jul. 02, 2014 AUD / shares	May 08, 2014 USD ($)	Sep. 30, 2013 AUD AUD / shares
Debt Instrument [Line Items]
Debt Instrument, Face Amount						$ 250,000																	$ 4,000,000
Share Price | $ / shares																		$ 0.0187	$ 0.0899
Debt Instrument, Unamortized Discount						25,000																		$ 20,000
DerivativeLiabilities																		$ 1,050,182	$ 1,049,929	$ 158,244
Repayments of Debt		$ 269,976																(13,582)	$ (28,455)
Debt Instrument, Increase (Decrease), Other, Net																		50,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																		$ 29,091
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.0011								$ 0.0709					$ 0.03							$ 0.0011
Fair Value Assumptions, Expected Volatility Rate																		175.00%	408.00%
Fair Value Assumptions, Expected Term																		3 months 29 days
Fair Value Assumptions, Risk Free Interest Rate																		0.45%	0.64%
Debt Instrument, Periodic Payment, Principal																		$ 285,024
Six Month Consulting Agreement [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage									5.00%
Debt Instrument, Maturity Date									Aug. 15, 2015
Debt Instrument, Increase, Accrued Interest																		3.274
Debt Instrument, Unamortized Premium									$ 60,000
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger									60.00%
Debt Instrument, Periodic Payment, Principal																		90,000
Additionally Debt Instrument Unamortized Premium																		$ 60,000
August 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																$ 63,196	$ 63,196
September 2013 Notes [Member]
Debt Instrument [Line Items]
Notes Payable																46,446	$ 46,446
Warrant [Member]
Debt Instrument [Line Items]
Fair Value Assumptions, Expected Volatility Rate																	53.00%	399.00%	408.00%
Fair Value Assumptions, Expected Term																	5 years	2 years 3 months	3 years 3 months
Fair Value Assumptions, Risk Free Interest Rate																	0.40%	1.01%	1.63%
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount										$ 25,000			$ 139,680			$ 139,680	$ 139,680		$ 25,000								$ 25,000	AUD 150,000
Debt Instrument, Interest Rate, Stated Percentage																12.00%	12.00%										10.00%	12.00%
Debt Instrument, Convertible, If-converted Value in Excess of Principal																					$ 27,963
Debt Instrument, Increase, Accrued Interest										$ 1,466			$ 15,118
Debt Instrument, Convertible, Conversion Price | AUD / shares																										AUD 0.075
Stock Issued During Period, Shares, New Issues | shares													2,183,333
Proceeds from Issuance of Debt						25,000
Debt Issuance Costs, Net						2,500
Convertible Notes Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																3,000,000
Debt Instrument, Convertible, Conversion Price | (per share)																$ 0.0698	$ 0.0698											AUD 0.075
Share Price | $ / shares																$ 0.20	$ 0.20
Fair Value Assumptions, Exercise Price | AUD / shares																												AUD 0.075
Fair Value Assumptions, Expected Volatility Rate																53.00%
Fair Value Assumptions, Expected Term																27 months
Fair Value Assumptions, Risk Free Interest Rate																0.40%
Debt Instrument, Unamortized Discount																$ 400,000	$ 400,000
DerivativeLiabilities																140,000	$ 140,000
Increase Decrease In Derivative Liabilities																$ 260,000
Convertible Notes Payable One [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount						250,000									$ 75,000				60,453
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Maturity Date															May 29, 2015
Debt Instrument, Unamortized Discount						$ 25,000
Percentage of Consideration Received						10.00%
Interest Rate on Payment of Consideration						0.00%
Debt Instrument, Interest Rate During Period						12.00%												12.00%
Debt Instrument, Convertible, Threshold Trading Days															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger						60.00%									55.00%
Interest and Debt Expense																			51,089	10,275
Debt Instrument, Periodic Payment, Principal	$ 27,500																		14,547
Debt Instrument, Convertible, Stock Price Trigger | $ / shares						$ 0.09
Debt Instrument, Periodic Payment, Interest	3,607																		218
Additionally Debt Instrument Unamortized Premium	90,000														$ 61,364				61,364
Prepayment Penalties	$ 58,893
Convertible Notes Payable One [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																			4,352
Convertible Notes Payable Two [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount															$ 75,000				63,245
Debt Instrument, Interest Rate, Stated Percentage															8.00%
Debt Instrument, Maturity Date															May 29, 2015
Debt Instrument, Unamortized Discount															$ 61,364
Debt Instrument, Unamortized Premium																		$ 27,409
Debt Instrument, Convertible, Threshold Trading Days															180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger															55.00%
Interest and Debt Expense																		9,409	51,089	10,275
Debt Instrument, Periodic Payment, Principal																		45,000	11,755
Debt Instrument, Periodic Payment, Interest																		1,568	553
Additionally Debt Instrument Unamortized Premium																		36,818	61,364
Convertible Notes Payable Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount														$ 50,000
Debt Instrument, Interest Rate, Stated Percentage														8.00%
Debt Instrument, Maturity Date														May 30, 2015
Debt Instrument, Unamortized Discount														$ 40,909
Debt Instrument, Convertible, Threshold Trading Days														180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger														55.00%
Interest and Debt Expense																		9,409	27,409	$ 6,636
Debt Instrument, Periodic Payment, Principal				$ 170,500														45,000	50,000
Debt Instrument, Periodic Payment, Interest																		2,028	3,346
Additionally Debt Instrument Unamortized Premium																		$ 36,818	40,909			$ 36,818
Convertible Notes Payable Four [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount												$ 43,000
Debt Instrument, Interest Rate, Stated Percentage												8.00%
Debt Instrument, Maturity Date												Aug. 20, 2015
Debt Instrument, Increase, Accrued Interest																			1,527
Debt Instrument, Unamortized Discount												$ 31,138
Debt Instrument, Convertible, Threshold Trading Days												180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger												58.00%
Debt Instrument, Periodic Payment, Principal																			27,851
Repayments of Debt																			61,632
Debt Instrument, Annual Principal Payment																			43,000
Prepayment Penalties																			17,105
Debt Instrument, Increase (Decrease), Other, Net																			3,287
Convertible Notes Payable Five [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount					$ 28,000
Debt Instrument, Interest Rate, Stated Percentage					8.00%
Debt Instrument, Maturity Date					Sep. 12, 2015
Debt Instrument, Increase, Accrued Interest					$ 853
Debt Instrument, Unamortized Discount					$ 20,276
Debt Instrument, Convertible, Threshold Trading Days					180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger					58.00%
Debt Instrument, Periodic Payment, Principal																			15,657
Repayments of Debt																			38,654
Debt Instrument, Annual Principal Payment					$ 28,000
Prepayment Penalties																			9,801
Debt Instrument, Increase (Decrease), Other, Net																			4,619
Convertible Back-End Notes Payable Two [Member] | Third Party [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																			3,313
Convertible Back-End Notes Payable [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger																		55.00%
Convertible Notes Payable Six [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount											$ 28,000
Debt Instrument, Interest Rate, Stated Percentage											8.00%
Debt Instrument, Maturity Date											Oct. 28, 2015
Debt Instrument, Increase, Accrued Interest																			835
Debt Instrument, Unamortized Discount											$ 20,276
Debt Instrument, Convertible, Threshold Trading Days											180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger											58.00%
Debt Instrument, Periodic Payment, Principal																			15,432
Repayments of Debt																			37,137
Debt Instrument, Annual Principal Payment																			28,000
Prepayment Penalties																			8,302
Debt Instrument, Increase (Decrease), Other, Net																			4,844
Convertible Note Payable Seven [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount								$ 58,000
Debt Instrument, Interest Rate, Stated Percentage								12.00%
Debt Instrument, Maturity Date								Jul. 27, 2015
Debt Instrument, Unamortized Premium								$ 58,000											36,411
Debt Instrument, Convertible, Threshold Trading Days								180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger								50.00%
Debt Instrument, Periodic Payment, Interest																			2,212
Repayments of Debt																			83,512
Debt Instrument, Annual Principal Payment																			58,000
Prepayment Penalties																			23,300
Debt Instrument, Increase (Decrease), Other, Net																			21,589
Convertible Note Payable Eight [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%	8.00%
Debt Instrument, Maturity Date			Dec. 16, 2015
Debt Instrument, Unamortized Premium			$ 75,310	$ 75,310
Debt Instrument, Convertible, Threshold Trading Days			180
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger			58.00%
Interest and Debt Expense																		$ 6,276	$ 46,441
Debt Instrument, Periodic Payment, Principal			$ 104,000				$ 104,000
Debt Instrument, Periodic Payment, Interest							2,872
Additionally Debt Instrument Unamortized Premium							137,915											$ 22,593
Prepayment Penalties							$ 31,043